Note 6- Risk Management (Tables)	6 Months Ended
Jun. 30, 2019
Risk Management Abstract
Credit Risk Exposure
Maximum credit risk exposure (Millions of Euros)
	Notes	June 2019	Stage 1	Stage 2	Stage 3
Financial assets held for trading		74.954
Debt securities	9	32.274
Equity instruments	9	5.555
Loans and advances	9	37.125
Non-trading financial assets mandatorily at fair value through profit or loss		4.918
Loans and advances	10	1.052
Debt securities	10	155
Equity instruments	10	3.711
Financial assets designated at fair value through profit or loss	11	1.403
Derivatives (trading and hedging)		40.738
Financial assets at fair value through other comprehensive income		63.396	63.396	-	-
Debt securities	12	60.750	60.750	-	-
Equity instruments	12	2.613	2.613	-	-
Loans and advances to credit institutions	12	33	33	-	-
Financial assets at amortized cost		443.162	394.884	32.230	16.048
Loans and advances to central banks		5.582	5.582	-	-
Loans and advances to credit institutions		10.862	10.739	113	10
Loans and advances to customers		389.306	341.582	31.724	15.999
Debt securities		37.412	36.981	392	39
Total financial assets risk		628.572	458.280	32.230	16.048
Total loan commitments and financial guarantees	30	174.621	164.314	9.389	918
Total maximum credit exposure		803.193

Maximum Credit Risk Exposure (Millions of Euros)
	Notes	December 2018	Stage 1	Stage 2	Stage 3
Financial assets held for trading		59.581
Debt securities	9	25.577
Equity instruments	9	5.254
Loans and advances	9	28.750
Non-trading financial assets mandatorily at fair value through profit or loss		5.135
Loans and advances	10	1.803
Debt securities	10	237
Equity instruments	10	3.095
Financial assets designated at fair value through profit or loss	11	1.313
Derivatives (trading and hedging)		38.249
Financial assets at fair value through other comprehensive income		56.365	56.362	3	-
Debt securities	12	53.737	53.734	3	-
Equity instruments	12	2.595	2.595	-	-
Loans and advances to credit institutions	12	33	33	-	-
Financial assets at amortized cost		431.927	384.632	30.902	16.394
Loans and advances to central banks		3.947	3.947	-	-
Loans and advances to credit institutions		9.175	9.131	34	10
Loans and advances to customers		386.225	339.204	30.673	16.348
Debt securities		32.580	32.350	195	35
Total financial assets risk		592.571	440.993	30.905	16.394
Total loan commitments and financial guarantees	30	170.511	161.404	8.120	987
Total maximum credit exposure		763.082

Loans And Advances Breakdown By Country And Stage
June 2019
	Gross exposure				Accumulated impairment				Carrying amount
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Spain (*)	174.609	13.510	9.061	197.180	(748)	(740)	(3.932)	(5.420)	173.860	12.771	5.129	191.760
The United States	48.971	6.222	730	55.923	(193)	(326)	(213)	(732)	48.778	5.896	516	55.190
Mexico	51.450	3.600	1.289	56.339	(690)	(379)	(833)	(1.901)	50.760	3.221	456	54.438
Turkey (**)	32.859	5.687	3.093	41.639	(179)	(559)	(1.614)	(2.353)	32.680	5.128	1.478	39.286
South America (***)	32.906	2.698	1.807	37.411	(371)	(259)	(1.096)	(1.726)	32.535	2.439	712	35.685
Others	788	7	19	814	(1)	(1)	(17)	(18)	787	6	2	796
Total (****)	341.582	31.724	15.999	389.306	(2.182)	(2.263)	(7.706)	(12.151)	339.400	29.462	8.293	377.155

(*) Spain includes all countries where BBVA, S.A. operates.

(**) Turkey includes all countries in which Garanti BBVA operates.

(***) In South America, BBVA Group operates in Argentina, Chile, Colombia, Paraguay, Peru, Uruguay and Venezuela.

(****) The amount of the accumulated impairment includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation and were originated mainly in the acquisition of Catalunya Banc, S.A.

December 2018
	Gross exposure				Accumulated impairment				Carrying amount
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Spain (*)	172.599	12.827	10.021	195.447	(713)	(877)	(4.284)	(5.874)	171.886	11.951	5.737	189.574
The United States	50.665	5.923	733	57.321	(206)	(299)	(153)	(658)	50.459	5.624	580	56.663
Mexico	48.354	3.366	1.138	52.858	(640)	(373)	(737)	(1.750)	47.714	2.992	401	51.107
Turkey (**)	34.883	6.113	2.722	43.718	(171)	(591)	(1.479)	(2.241)	34.712	5.523	1.244	41.479
South America (***)	31.947	2.436	1.715	36.098	(338)	(234)	(1.084)	(1.656)	31.609	2.202	631	34.442
Others	756	8	19	783	-	(1)	(18)	(19)	755	7	1	763
Total (****)	339.204	30.673	16.348	386.225	(2.070)	(2.374)	(7.755)	(12.199)	337.134	28.299	8.593	374.027

(*) Spain includes all countries where BBVA, S.A. operates.

(**) Turkey includes all countries in which Garanti BBVA operates.

(***) In South America, BBVA Group operates in Argentina, Chile, Colombia, Paraguay, Peru, Uruguay and Venezuela.

(****) The amount of the accumulated impairment includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation and were originated mainly in the acquisition of Catalunya Banc, S.A.

Collateral Received
Guarantees received (Millions of Euros)
	June 2019	December 2018
Value of collateral	156.190	158.268
Of which: guarantees normal risks under special monitoring	13.874	14.087
Of which: guarantees non-performing risks	4.668	5.068
Value of other guarantees	25.330	16.897
Of which: guarantees normal risks under special monitoring	2.186	1.519
Of which: guarantees non-performing risks	509	502
Total value of guarantees received	181.521	175.165

Loans And Advances Breakdown By Counterparty
June 2019 (Millions of Euros)
	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households	Total	Gross carrying amount
On demand and short notice	-	7	-	192	2.689	616	3.503	3.686
Credit card debt	-	11	1	3	1.935	13.459	15.409	16.619
Trade receivables		1.007	-	364	14.937	96	16.404	16.688
Finance leases	-	227	-	6	8.201	405	8.838	9.198
Reverse repurchase loans	-	116	260	4	3	-	383	386
Other term loans	5.534	27.407	3.609	6.752	135.393	159.780	338.475	348.547
Advances that are not loans	41	880	7.009	2.022	1.147	549	11.648	11.711
LOANS AND ADVANCES	5.575	29.655	10.879	9.342	164.305	174.906	394.661	406.836
By secured loans
Of which: mortgage loans collateralized by immovable property		1.102	15	270	25.319	111.314	138.021	141.562
Of which: other collateralized loans	-	8.758	172	1.081	28.409	6.621	45.041	45.922
By purpose of the loan
Of which: credit for consumption						41.636	41.636	44.403
Of which: lending for house purchase						110.423	110.423	111.949
By subordination
Of which: project finance loans					13.554		13.554	13.871

December 2018 (Millions of Euros)
	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households	Total	Gross carrying amount
On demand and short notice	-	10	-	151	2.833	648	3.641	3.834
Credit card debt	-	8	1	2	2.328	13.108	15.446	16.495
Trade receivables		948	-	195	16.190	103	17.436	17.716
Finance leases	-	226	-	3	8.014	406	8.650	9.077
Reverse repurchase loans	-	293	477	-	-	-	770	772
Other term loans	3.911	26.839	2.947	7.030	133.573	157.760	332.060	342.264
Advances that are not loans	29	1.592	5.771	2.088	984	498	10.962	11.025
LOANS AND ADVANCES	3.941	29.917	9.196	9.468	163.922	172.522	388.966	401.183
By secured loans
Of which: mortgage loans collateralized by immovable property		1.056	15	219	26.784	111.809	139.883	144.005
Of which: other collateralized loans	-	7.179	285	1.389	31.393	6.835	47.081	47.855
By purpose of the loan
Of which: credit for consumption						40.124	40.124	42.736
Of which: lending for house purchase						111.007	111.007	112.952
By subordination
Of which: project finance loans					13.973		13.973	14.286
of which: project finance loans	17.658					17.027

Past Due But Not Impaired
June 2019 (Millions of Euros)
	Stage 1			Stage 2			Stage 3
	<= 30 days	> 30 days <= 90 days	> 90 days	<= 30 days	> 30 days <= 90 days	> 90 days	<= 30 days	> 30 days <= 90 days	> 90 days
Debt securities	-	-	-	-	-	-	-	-	18
Loans and advances	4.414	281	-	5.143	2.547	-	583	551	2.851
General governments	109	32	-	6	1	-	13	-	20
Credit institutions	6	5	-	-	-	-	-	-	-
Other financial corporations	163	2	-	4	1	-	-	-	6
Non-financial corporations	1.153	170	-	1.711	918	-	158	187	1.410
Households	2.982	71	-	3.423	1.628	-	412	363	1.416
TOTAL	4.414	281	-	5.143	2.547	-	583	551	2.870
On demand (call) and short notice (current account)	263	1	-	32	50	-	1	2	35
Credit card debt	239	6	-	659	114	-	5	27	130
Trade receivables	29	14	-	40	145	-	5	3	59
Finance leases	297	20	-	76	103	-	16	46	90
Other term loans	3.577	186	-	4.336	2.133	-	555	473	2.532
Advances that are not loans	10	54	-	-	1	-	-	-	5
Of which: mortgage loans collateralized by immovable property	1.623	46	-	2.115	1.122	-	461	375	1.247
Of which: other collateralized loans	341	21	-	945	169	-	22	28	162
Of which: credit for consumption	985	27	-	1.266	461	-	27	50	376
Of which: lending for house purchase	1.384	30	-	1.819	941	-	333	257	707
Of which: project finance loans	34	-	-	8	188	-	-	-	52

December 2018 (Millions of Euros)
	Stage 1			Stage 2			Stage 3
	<= 30 days	> 30 days <= 90 days	> 90 days	<= 30 days	> 30 days <= 90 days	> 90 days	<= 30 days	> 30 days <= 90 days	> 90 days
Debt securities	-	-	-	-	-	-	-	-	5
Loans and advances	4.191	454	-	4.261	3.228	-	407	900	2.769
General governments	95	7	-	5	1	-	5	5	26
Credit institutions	3	-	-	-	-	-	-	-	-
Other financial corporations	117	224	-	2	-	-	-	-	5
Non-financial corporations	1.140	158	-	1.282	1.180	-	149	276	1.333
Households	2.835	64	-	2.971	2.047	-	254	618	1.404
TOTAL	4.191	454	-	4.261	3.228	-	407	900	2.774
Loans and advances by product, by collateral and by subordination
On demand (call) and short notice (current account)	127	-	-	25	47	-	3	4	52
Credit card debt	182	10	-	598	102	-	24	25	120
Trade receivables	46	12	-	20	106	-	2	11	50
Finance leases	307	16	-	43	102	-	10	20	110
Other term loans	3.421	325	-	3.575	2.869	-	369	840	2.433
Advances that are not loans	108	89	-	-	1	-	-	-	4
Of which: mortgage loans collateralized by immovable property	1.681	38	-	1.598	1.745	-	251	712	1.365
Of which: other collateralized loans	255	14	-	742	99	-	22	21	103
Of which: credit for consumption	910	27	-	1.278	424	-	49	49	281
Of which: lending for house purchase	1.365	24	-	1.394	1.404	-	170	507	839
Of which: project finance loans	1	-	-	-	382	-	-	-	71

Loans And Advances Impaired And Accumulated Impairment
June 2019 (Millions of Euros)
	Gross carrying amount	Non-performing loans and advances	Accumulated impairment	Non-performing loans and advances as a % of the total
Central banks	5.582	-	(8)	-
General governments	29.167	104	(92)	0,4%
Credit institutions	10.862	10	(16)	0,1%
Other financial corporations	9.405	17	(63)	0,2%
Non-financial corporations	170.149	8.484	(6.270)	5,0%
Households	180.585	7.394	(5.725)	4,1%
LOANS AND ADVANCES	405.750	16.009	(12.174)	3,9%

December 2018 (Millions of euros)
	Gross carrying amount	Non-performing loans and advances	Accumulated impairment	Non-performing loans and advances as a % of the total
Central banks	3.947	-	(6)	-
General governments	30.000	128	(84)	0,4%
Credit institutions	9.208	10	(12)	0,1%
Other financial corporations	9.490	11	(22)	0,1%
Non-financial corporations	170.182	8.372	(6.260)	4,9%
Households	178.355	7.838	(5.833)	4,4%
LOANS AND ADVANCES	401.183	16.359	(12.217)	4,1%

Changes In Impaired Financial Assets And Contingent Risks
Changes In The Accumulated Impairment Losses
Changes in Impaired Financial Assets and Contingent Risks (Millions of Euros)
	June 2019	December 2018
Balance at the beginning	17.134	20.590
Additions	4.817	9.792
Decreases (*)	(2.940)	(6.909)
Net additions	1.877	2.883
Amounts written-off	(1.734)	(5.076)
Exchange differences and other	(522)	(1.264)
Balance at the end	16.755	17.134

Changes in the accumulated impairment losses (Millions of Euros)
	June2019	December 2018
Opening balance	12.295	14.004
Increase in impairment losses charged to income	6.110	9.070
Stage 1	1.117	1.411
Stage 2	1.334	1.071
Stage 3	3.659	6.589
Decrease in impairment losses charged to income	(4.118)	(4.547)
Stage 1	(922)	(1.469)
Stage 2	(944)	(799)
Stage 3	(2.252)	(2.279)
Transfer to written-off loans, exchange differences and other	(2.022)	(6.231)
Closing balance	12.265	12.295